Schedule of unaudited pro forma revenues and net income/ (loss) assuming the acquisition (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Business Combination
Revenue	₨ 2,504,931	₨ 2,522,464
Net Income/ (loss)	₨ (25,305)	₨ 83,321